INVESTMENTS	6 Months Ended
Jun. 30, 2023
INVESTMENTS.
INVESTMENTS

6.INVESTMENTS

The investments as of December 31, 2022 and June 30, 2023 were as follows:

	As of
	December 31, 2022	June 30, 2023
Short-term investments
Equity securities with readily determinable fair values:
Accor	1,701	—
Other marketable securities	87	83
Subtotal	1,788	83
Held to Maturity investments
Time deposits	—	666
Total	1,788	749

Long-term investments
Equity securities without readily determinable fair values:
Cjia Group-preferred shares	138	112
OYO	54	54
Other equity securities without readily determinable fair values	65	63
Subtotal	257	229
Equity-method investments:
AAPC LUB	494	458
Hotel related funds	443	422
China Hospitality JV	67	68
Zleep	70	68
Commerz Real Institute	80	85
Other investments	238	244
Subtotal	1,392	1,345
Available-for-sale debt securities:
Cjia Group-convertible notes	296	323
Held to Maturity investments
Time deposits	—	302
Total	1,945	2,199

Equity securities with readily determinable fair values

During the six months ended June 30, 2023, the Group sold all the Accor shares for a cash consideration of RMB2,198 with a gain of RMB516 realized upon disposal. As of June 30, 2023, the Group did not hold the shares of Accor. The Group recognized unrealized loss from fair value changes of Accor of RMB184 and nil, respectively for the six months ended June 30, 2022 and 2023.

Equity-method investments

The Group received cash dividend from AAPC LUB of RMB47 and RMB56 for the six months ended June 30, 2022 and 2023, which was recognized as return on investment. During the six months ended June 30, 2022 and 2023, the Group received RMB54 and nil cash dividend from China Hospitality JV, Ltd., which was recognized as return of investment. Among “other investments”, the Group further increased investments in Azure Hospitality Fund I Limited Partnership of RMB64 and RMB1 during the six months ended June 30, 2022 and 2023.

Held to maturity investments

Held to maturity investments represent time deposits placed in banks with original maturities over three months. The deposits with original maturities within one year are classified as short-term held to maturity investments, and those more than one year are classified as long-term held to maturity investments. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the years presented.